Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 38,511	$ 18,315
Work-in-progress	11,508	3,455
Finished goods	5,619	4,745
Inventories	$ 55,638	$ 26,515